Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss - Schedule of Financial Assets and Liabilities at Fair Value Through Profit or Loss (Details) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	R$ 58,054	R$ 32,011	R$ 29,145
Derivatives
Disclosure of financial assets [line items]
Total	(1,779)	19,781	(2,954)
Financial assets designated at fair value through profit or loss
Disclosure of financial assets [line items]
Total	923	(3)	479
Securities
Disclosure of financial assets [line items]
Total	58,892	12,170	31,399
Other financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Total	(1)	2	1,897
Financial liabilities at fair value through profit or loss
Disclosure of financial assets [line items]
Total	0	(14)	(1,731)
Financial liabilities designated at fair value
Disclosure of financial assets [line items]
Total	R$ 19	R$ 75	R$ 55